Stock Compensation (Details Textual) (USD $)				3 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]
Stock Compensation Textual [Abstract]
Common stock, shares issued	9,811,632	9,961,632	5,300,000	170,632	170,632
Stock price at grant date	$ 0.001	$ 0.10	$ 0.10	$ 2.02	$ 2.02
Deferred compensation					$ 344,675
Amortized expense				$ 73,065	$ 127,863